Segment Information (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of operating profit (loss) from segments to consolidated [Table] [Table Text Block]
	2012	2011	2010
Segment operating loss	(2,030)	(2,497)	(3,818)
Financial income (expense), net	(4,594)	1,522	(8,844)
Foreign Currency exchange (losses) gains, net	(733)	482	884
Other income (expense), net	-	(50)	-
Income tax (expense) credit	(118)	(395)	(939)
Consolidated net loss	(7,475)	(938)	(12,717)

Schedule of Segment Reporting Information, by Segment [Table Text Block]
	HIFU Division	UDS Division	EDAP TMS (Corporate)	FDA	Total consolidated
2012
Sales of goods	1,884	15,126	-	-	17,009
Sales of RPPs & leases	2,695	1,293	-	-	3,988
Sales of spare parts and services	1,006	4,015	-	-	5,021
Total sales	5,585	20,433	-	-	26,018
Total net sales	5,585	20,433	-	-	26,018
External other revenues	47	-	-	-	47
Total revenues	5,632	20,433	-	-	26,065
Total COS	(2,909)	(12,723)	-	-	(15,632)
Gross margin	2,723	7,710	-	-	10,433
R&D	(920)	(746)	-	(992)	(2,659)
Selling and marketing expenses	(1,825)	(4,794)	-	-	(6,620)
G&A	(723)	(1,014)	(1,352)	(97)	(3,185)
Total expenses	(3,468)	(6,554)	(1,352)	(1,089)	(12,463)
Operating income (loss)	(746)	1,156	(1,352)	(1,089)	(2,030)
Total Assets	7,316	20,894	2,071	162	30,444
Capital expenditures	22	539	39	-	600
Long-lived assets	1,504	3,129	217	64	4,913
Goodwill	645	1,767	-	-	2,412

	HIFU Division	UDS Division	EDAP TMS (Corporate)	FDA	Total consolidated
2011
Sales of goods	1,442	10,957	-	-	12,399
Sales of RPPs & leases	3,270	1,238	-	-	4,508
Sales of spare parts and services	1,153	4,212	-	-	5,365
Total sales	5,865	16,407	-	-	22,272
Total net sales	5,865	16,407	-	-	22,272
External other revenues	20	-	-	-	20
Total revenues	5,885	16,407	-	-	22,292
Total COS	(2,621)	(10,815)	-	-	(13,435)
Gross margin	3,264	5,592	-	-	8,857
R&D	(950)	(792)	-	(694)	(2,436)
Selling and marketing expenses	(1,968)	(3,865)	(41)	-	(5,874)
G&A	(604)	(813)	(1,547)	(79)	(3,044)
Total expenses	(3,521)	(5,471)	(1,588)	(773)	(11,353)
Operating income (loss)	(257)	122	(1,588)	(773)	(2,497)
Total Assets	7,677	21,309	2,984	268	32,238
Capital expenditures	84	760	27	-	871
Long-lived assets	1,948	3,391	150	9	5,498
Goodwill	645	1,767	-	-	2,412

	HIFU Division	UDS Division	EDAP TMS (Corporate)	FDA	Total consolidated
2010
Sales of goods	1,939	11,196	-	-	13,135
Sales of RPPs & leases	3,505	1,184	-	-	4,689
Sales of spare parts and services	1,438	3,940	-	-	5,378
Total sales	6,882	16,319	-	-	23,202
Total net sales	6,882	16,319	-	-	23,202
External other revenues	6	500	-	-	506
Total revenues	6,888	16,820	-	-	23,708
Total COS	(3,285)	(10,969)	-	-	(14,253)
Gross margin	3,604	5,851	-	-	9,455
R&D	(741)	(793)	-	(1,734)	(3,268)
Selling and marketing expenses	(2,741)	(3,943)	-	-	(6,684)
G&A	(766)	(1,024)	(1,338)	(193)	(3,320)
Total expenses	(4,247)	(5,760)	(1,338)	(1,927)	(13,272)
Operating income (loss)	(644)	91	(1,338)	(1,927)	(3,818)
Total Assets	9,344	20,803	5,474	317	35,938
Capital expenditures	116	411	73	-	600
Long-lived assets	2,341	3,310	175	59	5,886
Goodwill	645	1,767	-	-	2,412